ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

	As of December 31,
Variation in Prices	2022	2023	2024
Annual	94.8%	211.4%	117.8%
Accumulated 3 years	300.3%	815.6%	1,221.0%

Summary of Subsidiaries Included in Consolidation Process

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2024		12/31/2023		12/31/2022
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
IUDÚ Compañia Financiera S.A	Financial Company	—	% (2)	—	% (2)	99.90%
Tarjeta Automática S.A.	Credit Card	—	% (2)	—	% (2)	99.91%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.U.F.e.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Portal Integral de Inversiones S.A.U.	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U.	Fintech	100.00%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Dólar IOL S.A.U.	Financial Company	—%		100.00%		100.00%
(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2024, 12/31/2023 and 12/31/2022 respectively.
(2)	On June 8, 2023, a definitive merger commitment between Banco Supervielle S.A. IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A.was signed.
(3)	For consolidation purposes, financial statements corresponding to the year ended December 31, 2024 were used, which cover the same period of time with respect to Grupo Supervielle's financial statements.

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2024	12/31/2023	12/31/2022
Cash and due from banks	652,975,869	498,892,707	328,212,563
Debt securities at fair value through profit or loss	109,363,773	44,855,080	38,046,688
Money Market Funds	398,413	6,577,682	2,650,550
Cash and cash equivalents	762,738,055	550,325,469	368,909,801

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2024	12/31/2023	12/31/2022
Cash and due from Banks
As per Statement of Financial Position	652,975,869	498,892,707	328,212,563
As per the Statement of Cash Flow	652,975,869	498,892,707	328,212,563
Debt securities at fair value through profit or loss
As per Statement of Financial Position	263,332,202	101,076,778	151,797,787
Securities not considered a cash equivalents	(153,968,429)	(56,221,698)	(113,751,099)
As per the Statement of Cash Flow	109,363,773	44,855,080	38,046,688
Money Market Funds
As per Statement of Financial Position – Other financial assets	28,633,163	101,259,616	54,977,021
Other financial assets not considered a cash equivalents	(28,234,750)	(94,681,934)	(52,326,471)
As per the Statement of Cash Flow	398,413	6,577,682	2,650,550

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2024, 2023 and 2022 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2023	Inflows	Outflows	movements	12/31/2024
Unsubordinated debt securities	—	52,092,812	(2,342,101)	1,407,155	51,157,866
Financing received from the Argentine Central Bank and other financial institutions	5,862,129	300,536,024	(267,100,285)	—	39,297,868
Lease Liabilities	6,222,607	—	(8,893,219)	8,803,909	6,133,297
Total	12,084,736	352,628,836	(278,335,605)	10,211,064	96,589,031

		Cash Flows		Other non-cash
Items	12/31/2022	Inflows	Outflows	movements	12/31/2023
Unsubordinated debt securities	3,807,098	75,242	(3,882,340)	—	—
Financing received from the Argentine Central Bank and other financial institutions	37,498,535	300,081,404	(331,717,810)	—	5,862,129
Lease Liabilities	10,636,252	—	(10,897,240)	6,483,595	6,222,607
Total	51,941,885	300,156,646	(346,497,390)	6,483,595	12,084,736

		Cash Flows		Other non-cash
Items	12/31/2021	Inflows	Outflows	movements	12/31/2022
Unsubordinated debt securities	13,992,092	—	(10,184,994)	—	3,807,098
Financing received from the Argentine Central Bank and other financial institutions	82,593,408	1,138,802,074	(1,183,896,947)	—	37,498,535
Lease Liabilities	17,942,087	—	(17,262,197)	9,956,362	10,636,252
Total	114,527,587	1,138,802,074	(1,211,344,138)	9,956,362	51,941,885

Summary of impairment requirements on financial assets

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	credit-impaired assets)
12 month- ECL	Lifetime ECL

Summary of risk rating matrix by industry

RISK RATING BY INDUSTRY
Agriculture	Low	Utilities (Power generation)	Medium
Food and Drinks	Low	Utilities (Trans. And dist. of energy)	Medium
Financial	Low	Chemicals and plastics	Medium
Supermarkets	Low	Auto Parts/Dealers	Medium
Utilities (water and waste)	Low	Cargo transportation	Medium
Oil and mining	Low	Construction	Medium
Pharmaceutical	Low	Art.Home	Medium
IT/Communications	Low	Insurance	Medium
Cleaning	Low	Paper, cardboard, wood, glass	Medium
Oil Industry	Low	Dairy industry	Medium
Wine industry	Low	Private construction	Medium
Citrus Industry	Low	Iron and steel industry	Medium
Automotive terminals	Low	Machinery and equipment	Medium
SGR	Low	Professionals	Medium
Others	Low	Home Appliances (Product.)	Medium
Sugar Industry	Medium	Appliances (Commercial)	Medium
Public Construction	High	Health	High
Textile	Medium	Tourism and gastronomy	Medium
Real Etate	Medium	Passenger Transport	Medium
Sports	Medium	Refrigerators	Medium
Entertaiment	Medium

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Automobile and other secured loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans (1)
Credit card loans (1)
Automobile and other secured loans
Overdrafts
Mortgage loans
Refinancing
Other financings

Group	Parameter	Grouping
Corporate Banking	Probability of Default (PD) (2)	MEGRAs
Small and medium size companie
Financial sector
	Loss Given Default (LGD)	Secured loans
Unsecured loans

(1)	For credit cards and personal loans, Grupo Supervielle includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior citizens and former payroll.

(2)	Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

Summary of Scenario Probabilities

The most significant assumptions used to calculate ECL as of December 31, 2024 are as follows:

Parameter	Industry / Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
	Personal and Business Banking	Inflation Rate	35.6%	23.1%	46.0%
Probability of Default		Private Sector Real Wage	14.2%	12.5%	12.3%
	Corporate Banking	Private Sector Real Wage	14.2%	12.5%	12.3%
		Monthly Economic Activity Estimator	152	152	149
	Personal and Business Banking	Private Sector Real Wage	14.2%	12.5%	12.3%
Loss Given Default		Private sector deposits	75.3%	64.1%	77.2%
		Badlar Rate	30.9%	23.2%	40.0%
	Corporate Banking	Private Sector Real Loans	36%	23.1%	46.0%
		Badlar Rate	152	152	149

Summary of Scenario Probabilities

Scenario 1	60%
Scenario 2	25%
Scenario 3	15%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2024
Reported ECL Allowance	49,373,034
Gross carrying amount	2,219,451,198
Reported Loss rate	2.22%
Irregular Portfolio Coverage	156.41%
ECL amount by scenarios
Favorable scenario (Allowances for loan losses)	48,371,227
Unfavorable scenario (Allowances for loan losses)	50,073,601

Loss Rate by scenarios
Favorable scenario	2.18%
Unfavorable scenario	2.26%

Coverage Ratio by Scenario
Favorable scenario	153.24%
Unfavorable scenario	158.63%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Land	Not depreciated
Construction in progress	Not depreciated

Summary of movement in investment properties

	12/31/2024	12/31/2023
Income derived from rents (rents charged)	263,394	194,001
Direct operating expenses of properties that generated income derived from rents	(71,950)	(34,148)
Fair value remeasurement	(10,188,877)	(15,270,191)
Total	(9,997,433)	(15,110,338)